Tax - Tax Charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax charge/(credit)
Current year	£ 1,255	£ 1,037	£ 689
Adjustments in respect of prior years	31	(45)	(214)
Total	1,286	992	475
Deferred tax charge/(credit)
Current year	(830)	86	442
Adjustments in respect of prior years	148	(75)	(6)
Total	(682)	11	436
Tax charge	£ 604	£ 1,003	£ 911